Schedule of Cash and Cash Equivalents (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Cash at bank and in hand	$ 2,309,303	$ 514,140	$ 121,273
Total cash and cash equivalents	$ 2,309,303	$ 514,140	$ 121,273	$ 474,973